Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, By Risk Factor
The information of the supplier with greater than 10% of the total purchases of the Company for the years ended March 31, 2020, 2021 and 2022 was as follows:

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB

Royal Canin China Co., Ltd.	24%	19%	17%